SCHEDULE OF FUTURE MINIMUM ANNUAL LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
March 31, 2022	$ 22,000	$ 38,500
March 31, 2023
March 31, 2024
March 31, 2025
March 31, 2026
Total	$ 22,000	$ 38,500